Intangible Assets - Net - Summary of Intangible Assets of Defined Useful Lives (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Initial balance	$ 8,241	$ 7,831
Additions	1,185	2,805
Amortization	(2,655)	(2,395)	$ (1,967)
Final balance	6,771	8,241	$ 7,831
Cost
Disclosure of detailed information about intangible assets [line items]
Initial balance	18,687
Final balance	19,872	18,687
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Initial balance	(10,446)
Final balance	$ (13,101)	$ (10,446)